Related Party Unsecured Convertible Notes Payable (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 04, 2017	Aug. 19, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2014
Related Party Unsecured Convertible Notes Payable [Textual]
Principal amount			$ 50,000		$ 242,498
Exercise price (in dollars per share)			$ 1.67	$ 0.005
Unamortized debt discount			$ (1,114,751)	$ (89,727)
6% Unsecured Convertible Note due September 13, 2018 [Member]
Related Party Unsecured Convertible Notes Payable [Textual]
Principal amount		$ 55,000
Unsecured convertible note payable		6.00%
Unsecured convertible note payable due			Sep. 30, 2018
Aggregate in gross proceeds			$ 5,000,000
Financing issuance price			75.00%
6% Unsecured Convertible Note due on March 31, 2018 [Member]
Related Party Unsecured Convertible Notes Payable [Textual]
Principal amount	$ 50,000
Unsecured convertible note payable	6.00%
Unsecured convertible note payable due			Sep. 13, 2018
Aggregate in gross proceeds			$ 5,000,000
Financing issuance price			75.00%
Exercise price (in dollars per share)			$ 0.01
Shares issued during the period			25,000
Number of shares of aggregate relative fair value			25,000
Aggregate relative fair value			$ 22,681
Risk-free interest rate			1.50%
Dividend yield			0.00%
Volatility rate			100.00%
Expected life			3 years
Terms of conversion feature			The effective conversion price was $0.91, and the market price of the shares on the date of conversion was approximately $1.67 per share. As such, the Company recognized a beneficial conversion feature of $22,681. The aggregate value of the warrants and beneficial conversion feature of $45,362 was considered as debt discount upon issuance and will be amortized as interest over the term of the note or in full upon the conversion of the note.
Conversion of amortized to interest expense			$ 6,323
Unamortized debt discount			39,039
Accrued interest			$ 707